Right of Use Assets and Lease Liabilities - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Non-current	$ 126
Current	45
Total	$ 171	$ 128